Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement contains two prospectuses, as set forth below.
Entity Registrant Name	Rubber Leaf Inc
Entity Central Index Key	0001893657
Entity Tax Identification Number	32-0655276
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	318 N. Carson Street,
Entity Address, Address Line Two	Ste. 208
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	(916)
Local Phone Number	576-7000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Qixing Road, Weng’ao Industrial Zone
Entity Address, Address Line Two	Chunhu Subdistrict
Entity Address, Address Line Three	Fenghua District
Entity Address, City or Town	Ningbo
City Area Code	+86
Local Phone Number	0574 - 88733850
Contact Personnel Name	Xingxiu Hua